Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TARGET PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	Sep. 25, 2014
Supplement [Text Block]	tpt_SupplementTextBlock

THE TARGET PORTFOLIO TRUST

Target Small Capitalization Value Portfolio

Statutory Prospectus Supplement dated January 15, 2015 to the

Currently Effective Prospectus

The Board of Trustees of The Target Portfolio Trust (the “Trust”), on behalf of Target Small Capitalization Value Portfolio (the “Small Cap Value Portfolio”), recently approved the repositioning of the Small Cap Value Portfolio. The repositioning will result in the adoption of new investment policies and strategies, and the replacement of EARNEST Partners, LLC, NFJ Investment Group LLC, Lee Munder Capital Group, LLC, Vaughan Nelson Investment Management, LP, J.P. Morgan Investment Management, Inc., and Sterling Capital Management LLC as subadvisers to the Small Cap Value Portfolio. Quantitative Management Associates LLC (“QMA”) will serve as the sole subadviser to the Small Cap Value Portfolio. These changes are discussed in greater detail below.

To reflect these changes, the Prospectus is revised as follows, effective on January 15, 2015:

I.	In the section of the Prospectus entitled Summary: Target Small Capitalization Value Portfolio/Portfolio Fees and Expenses, the table entitled “Annual Portfolio Operating Expenses” is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class T	Class R	Class Q
Management Fees	.60	.60	.60	.60
+Distribution and service (12b-1) fees	.30	None	.75	None
+Other expenses	.08	.08	.08	.04
=Total Annual Portfolio Operating Expenses	.98	.68	1.43	.64
– Distribution Fee waiver or expense reimbursement	(.05)	None	(.25)	None
= Total Annual Portfolio Operating Expenses after fee waiver and/or expense reimbursement(1)	.93	.68	1.18	.64

[1] The distributor has contractually agreed through November 30, 2016 to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25% of the average daily net assets of Class A shares and its distribution and service (12b-1) fees for Class R shares to an annual rate of .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to November 30, 2016 without approval of the Portfolio's Board of Trustees

II.	In the section of the Prospectus entitled Summary: Target Small Capitalization Value Portfolio/Investments, Risks and Performance, the existing description of the Principal Investment Strategies is hereby deleted and replaced with the following:

The Small Cap Value Portfolio normally invests at least 80% of its investable assets in equity and equity-related securities of small-cap companies. Equity and equity-related securities include common and preferred stock, exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts, and other derivative instruments whose value is based on common stock, such as rights, warrants, or options to purchase common stock. The subadviser considers small cap companies to be companies with market capitalizations within the market cap range of companies included in the Russell 2000 Index or the Standard & Poor’s SmallCap 600 Index. As of December 31, 2014, the Russell 2000 Index median market capitalization was approximately $729 million and the largest company by market capitalization was $7.259 billion. Market capitalization is measured at the time of purchase.

The Small Cap Value Portfolio invests in a diversified portfolio of small cap company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings, price-to-cash flow, and price-to-book ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics. The emphasis placed on valuation and other factors may vary over time and with market conditions. To manage risk, the subadviser limits certain exposures such as the proportion of assets invested in an individual stock or industry. Although the strategy is primarily quantitative, the investment management team also exercises judgment when evaluating underlying data and positions recommended by its models. While most assets will typically be invested in U.S. equity and equity-related securities, including real estate investment trusts (REITs), the Small Cap Value Portfolio may also invest in foreign equity and equity-related securities.

III.	In the section of the Prospectus entitled Summary: Target Small Capitalization Value Portfolio/Principal Risks of Investing in the Portfolio, the following changes are made:

A. “Style Risk” is hereby deleted.

B.	The following principal risks are added at the end of the section:

Value Style Risk. Since the Portfolio follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Real Estate Investment Trust (REIT) Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status. REITs (especially mortgage REITs) are subject to interest rate risks. Small capitalization REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REITs may incur significant amounts of leverage. The Portfolio’s investments in REITs may subject the Portfolio to duplicate management and/or advisory fees.

IV.	In the section of the Prospectus entitled Summary: Target Small Capitalization Value Portfolio/The Portfolio’s Past Performance, the following disclosure is added:

Note: The Small Cap Value Portfolio was repositioned and a new subadviser, Quantitative Management Associates LLC, hired effective January 15, 2015. The Small Cap Value Portfolio’s performance prior to January 15, 2015 reflects the previous investment policies and strategies and previous subadvisers.

SMALL CAPITALIZATION VALUE
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tpt_SupplementTextBlock

THE TARGET PORTFOLIO TRUST

Target Small Capitalization Value Portfolio

Statutory Prospectus Supplement dated January 15, 2015 to the

Currently Effective Prospectus

The Board of Trustees of The Target Portfolio Trust (the “Trust”), on behalf of Target Small Capitalization Value Portfolio (the “Small Cap Value Portfolio”), recently approved the repositioning of the Small Cap Value Portfolio. The repositioning will result in the adoption of new investment policies and strategies, and the replacement of EARNEST Partners, LLC, NFJ Investment Group LLC, Lee Munder Capital Group, LLC, Vaughan Nelson Investment Management, LP, J.P. Morgan Investment Management, Inc., and Sterling Capital Management LLC as subadvisers to the Small Cap Value Portfolio. Quantitative Management Associates LLC (“QMA”) will serve as the sole subadviser to the Small Cap Value Portfolio. These changes are discussed in greater detail below.

To reflect these changes, the Prospectus is revised as follows, effective on January 15, 2015:

I.	In the section of the Prospectus entitled Summary: Target Small Capitalization Value Portfolio/Portfolio Fees and Expenses, the table entitled “Annual Portfolio Operating Expenses” is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class T	Class R	Class Q
Management Fees	.60	.60	.60	.60
+Distribution and service (12b-1) fees	.30	None	.75	None
+Other expenses	.08	.08	.08	.04
=Total Annual Portfolio Operating Expenses	.98	.68	1.43	.64
– Distribution Fee waiver or expense reimbursement	(.05)	None	(.25)	None
= Total Annual Portfolio Operating Expenses after fee waiver and/or expense reimbursement(1)	.93	.68	1.18	.64

[1] The distributor has contractually agreed through November 30, 2016 to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25% of the average daily net assets of Class A shares and its distribution and service (12b-1) fees for Class R shares to an annual rate of .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to November 30, 2016 without approval of the Portfolio's Board of Trustees

II.	In the section of the Prospectus entitled Summary: Target Small Capitalization Value Portfolio/Investments, Risks and Performance, the existing description of the Principal Investment Strategies is hereby deleted and replaced with the following:

The Small Cap Value Portfolio normally invests at least 80% of its investable assets in equity and equity-related securities of small-cap companies. Equity and equity-related securities include common and preferred stock, exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts, and other derivative instruments whose value is based on common stock, such as rights, warrants, or options to purchase common stock. The subadviser considers small cap companies to be companies with market capitalizations within the market cap range of companies included in the Russell 2000 Index or the Standard & Poor’s SmallCap 600 Index. As of December 31, 2014, the Russell 2000 Index median market capitalization was approximately $729 million and the largest company by market capitalization was $7.259 billion. Market capitalization is measured at the time of purchase.

The Small Cap Value Portfolio invests in a diversified portfolio of small cap company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings, price-to-cash flow, and price-to-book ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics. The emphasis placed on valuation and other factors may vary over time and with market conditions. To manage risk, the subadviser limits certain exposures such as the proportion of assets invested in an individual stock or industry. Although the strategy is primarily quantitative, the investment management team also exercises judgment when evaluating underlying data and positions recommended by its models. While most assets will typically be invested in U.S. equity and equity-related securities, including real estate investment trusts (REITs), the Small Cap Value Portfolio may also invest in foreign equity and equity-related securities.

III.	In the section of the Prospectus entitled Summary: Target Small Capitalization Value Portfolio/Principal Risks of Investing in the Portfolio, the following changes are made:

A. “Style Risk” is hereby deleted.

B.	The following principal risks are added at the end of the section:

Value Style Risk. Since the Portfolio follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Real Estate Investment Trust (REIT) Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status. REITs (especially mortgage REITs) are subject to interest rate risks. Small capitalization REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REITs may incur significant amounts of leverage. The Portfolio’s investments in REITs may subject the Portfolio to duplicate management and/or advisory fees.

IV.	In the section of the Prospectus entitled Summary: Target Small Capitalization Value Portfolio/The Portfolio’s Past Performance, the following disclosure is added:

Note: The Small Cap Value Portfolio was repositioned and a new subadviser, Quantitative Management Associates LLC, hired effective January 15, 2015. The Small Cap Value Portfolio’s performance prior to January 15, 2015 reflects the previous investment policies and strategies and previous subadvisers.